UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (91.77%)
CONSUMER DISCRETIONARY - (9.44%)
Automobiles & Components – (0.72%)
159,700	Harley-Davidson, Inc.	$2,138,383

Consumer Durables & Apparel – (0.30%)
21,555	Garmin Ltd.	457,074
17,799	Hunter Douglas NV (Netherlands)	415,418

		872,492

Consumer Services – (0.79%)
129,240	H&R Block, Inc.	2,350,875

Media – (5.07%)
497,341	Comcast Corp., Special Class A	6,400,779
192,170	Grupo Televisa S.A., ADR (Mexico)	2,621,199
66,760	Liberty Media Corp. - Entertainment, Series A *	1,333,197
415,500	News Corp., Class A	2,750,610
103,500	Walt Disney Co.	1,879,560

		14,985,345

Retailing – (2.56%)
31,100	Amazon.com, Inc. *	2,283,362
122,015	Bed Bath & Beyond Inc. *	3,016,821
165,100	CarMax, Inc. *	2,053,844
73,950	Liberty Media Corp. - Interactive, Series A *	214,085

		7,568,112

	TOTAL CONSUMER DISCRETIONARY	27,915,207

CONSUMER STAPLES - (11.85%)
Food & Staples Retailing – (6.91%)
300,000	Costco Wholesale Corp.	13,893,000
237,898	CVS Caremark Corp.	6,539,816

		20,432,816

Food, Beverage & Tobacco – (3.42%)
93,100	Diageo PLC, ADR (United Kingdom)	4,166,225
102,471	Heineken Holding NV (Netherlands)	2,484,156
24,960	Hershey Co.	867,360
72,800	Philip Morris International Inc.	2,590,224

		10,107,965

Household & Personal Products – (1.52%)
95,620	Procter & Gamble Co.	4,502,746

	TOTAL CONSUMER STAPLES	35,043,527

ENERGY - (16.51%)
128,400	Canadian Natural Resources Ltd. (Canada)	4,951,104
2,659,900	China Coal Energy Co. - H (China)	1,963,104
257,322	ConocoPhillips	10,076,730
179,150	Devon Energy Corp.	8,006,214
147,370	EOG Resources, Inc.	8,069,981
235,900	Occidental Petroleum Corp.	13,127,835
1,800	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	551,705
35,354	Transocean Ltd. *	2,080,229

	TOTAL ENERGY	48,826,902

FINANCIALS - (25.37%)
Banks – (2.75%)
	Commercial Banks – (2.75%)
570,824	Wells Fargo & Co.	8,128,534

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Diversified Financials – (10.61%)
	Capital Markets – (4.87%)
80,070	Ameriprise Financial, Inc.	$1,640,634
235,300	Bank of New York Mellon Corp.	6,647,225
86,900	Brookfield Asset Management Inc., Class A (Canada)	1,197,482
13,540	Goldman Sachs Group, Inc.	1,435,511
141,100	Julius Baer Holding AG (Switzerland)	3,466,941

		14,387,793

	Consumer Finance – (1.99%)
431,630	American Express Co.	5,883,117

	Diversified Financial Services – (3.75%)
295,068	JPMorgan Chase & Co.	7,842,907
109,030	Moody's Corp.	2,498,968
13,600	Visa Inc., Class A	756,160

		11,098,035

		31,368,945

Insurance – (11.49%)
	Life & Health Insurance – (0.20%)
29,980	Principal Financial Group, Inc.	245,236
18,800	Sun Life Financial Inc. (Canada)	335,768

		581,004

	Multi-line Insurance – (2.29%)
207,611	American International Group, Inc. *	207,611
71,000	Hartford Financial Services Group, Inc.	557,350
272,600	Loews Corp.	6,024,460

		6,789,421

	Property & Casualty Insurance – (8.06%)
167	Berkshire Hathaway Inc., Class A *	14,478,900
500	Berkshire Hathaway Inc., Class B *	1,410,000
1,030	Markel Corp. *	292,396
202,400	NIPPONKOA Insurance Co., Ltd. (Japan)	1,171,896
482,360	Progressive Corp. (Ohio) *	6,482,919

		23,836,111

	Reinsurance – (0.94%)
77,677	Transatlantic Holdings, Inc.	2,770,739

		33,977,275

Real Estate – (0.52%)
503,000	Hang Lung Group Ltd. (Hong Kong)	1,545,060

	TOTAL FINANCIALS	75,019,814

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (CONTINUED)
HEALTH CARE - (7.80%)
Health Care Equipment & Services – (3.36%)
12,000	Becton, Dickinson and Co.	$806,880
77,500	Cardinal Health, Inc.	2,439,700
57,080	Express Scripts, Inc. *	2,633,386
13,800	Laboratory Corp. of America Holdings *	807,162
24,400	Medtronic, Inc.	719,068
121,100	UnitedHealth Group Inc.	2,534,623

		9,940,819

Pharmaceuticals, Biotechnology & Life Sciences – (4.44%)
60,300	Johnson & Johnson	3,171,780
65,900	Merck & Co. Inc.	1,762,825
193,800	Pfizer Inc.	2,639,556
235,200	Schering-Plough Corp.	5,538,960

		13,113,121

	TOTAL HEALTH CARE	23,053,940

INDUSTRIALS - (7.07%)
Capital Goods – (1.12%)
33,580	ABB Ltd., ADR (Switzerland)	468,105
36,430	PACCAR Inc.	938,073
97,574	Tyco International Ltd.	1,908,547

		3,314,725

Commercial & Professional Services – (3.33%)
53,500	D&B Corp.	4,119,500
258,182	Iron Mountain Inc. *	5,723,895

		9,843,395

Transportation – (2.62%)
1,258,247	China Merchants Holdings International Co., Ltd. (China)	2,918,983
882,000	China Shipping Development Co. Ltd. - H (China)	834,019
939,200	Cosco Pacific Ltd. (China)	923,695
23,800	Kuehne & Nagel International AG, Registered (Switzerland)	1,388,718
34,410	United Parcel Service, Inc., Class B	1,693,660

		7,759,075

	TOTAL INDUSTRIALS	20,917,195

INFORMATION TECHNOLOGY - (8.41%)
Semiconductors & Semiconductor Equipment – (1.64%)
292,900	Texas Instruments Inc.	4,835,779

Software & Services – (4.04%)
159,000	Activision Blizzard, Inc. *	1,662,345
48,700	eBay Inc. *	610,942
11,190	Google Inc., Class A *	3,889,196
315,510	Microsoft Corp.	5,786,453

		11,948,936

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK - (CONTINUED)
INFORMATION TECHNOLOGY - (CONTINUED)
Technology Hardware & Equipment – (2.73%)
151,850	Agilent Technologies, Inc. *	$2,333,935
115,600	Cisco Systems, Inc. *	1,936,300
118,970	Hewlett-Packard Co.	3,814,178

		8,084,413

	TOTAL INFORMATION TECHNOLOGY	24,869,128

MATERIALS - (5.14%)
61,300	BHP Billiton PLC (United Kingdom)	1,209,181
42,380	Martin Marietta Materials, Inc.	3,360,734
24,900	Monsanto Co.	2,069,190
21,800	Rio Tinto PLC (United Kingdom)	732,003
334,510	Sealed Air Corp.	4,616,238
178,200	Sino-Forest Corp. (Canada)*	1,242,368
44,490	Vulcan Materials Co.	1,970,462

	TOTAL MATERIALS	15,200,176
UTILITIES - (0.18%)
91,200	AES Corp. *	529,872

	TOTAL UTILITIES	529,872

	TOTAL COMMON STOCK – (Identified cost $296,469,580)	271,375,761

CONVERTIBLE BONDS - (0.66%)
MATERIALS - (0.17%)
$736,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)	507,840

	TOTAL MATERIALS	507,840

TELECOMMUNICATION SERVICES - (0.49%)
1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	1,046,000
400,000	Level 3 Communications, Inc., Conv. Sr. Notes, 15.00%, 01/15/13 (a)	392,500

	TOTAL TELECOMMUNICATION SERVICES	1,438,500

	TOTAL CONVERTIBLE BONDS – (Identified cost $2,736,000)	1,946,340

CORPORATE BOND - (0.68%)
CONSUMER DISCRETIONARY - (0.68%)
Automobiles & Components – (0.68%)
2,000,000	Harley-Davidson, Inc., Sr. Notes, 15.00%, 02/01/14 (a)	2,017,578

	TOTAL CORPORATE BONDS – (Identified cost $2,000,000)	2,017,578

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS - (6.76%)
$7,682,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $7,682,047
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $7,835,640)	$7,682,000
6,151,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $6,151,026
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $6,274,020)	6,151,000
4,609,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $4,609,015
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $4,701,180)	4,609,000
1,536,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $1,536,013
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $1,566,720)	1,536,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $19,978,000)	19,978,000

	Total Investments – (99.87%) – (Identified cost $321,183,580) – (b)	295,317,679
	Other Assets Less Liabilities – (0.13%)	394,781

	Net Assets – (100.00%)	$295,712,460

ADR: American Depositary Receipt
*	Non-Income producing security.
(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $2,917,918, or 0.99% of the Fund’s net assets as of March 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $321,345,590. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$47,724,402
	Unrealized depreciation	(73,752,313)

	Net unrealized depreciation	$(26,027,911)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (90.61%)
CONSUMER DISCRETIONARY - (1.64%)
Consumer Services – (1.64%)
49,000	H&R Block, Inc.	$891,310

	TOTAL CONSUMER DISCRETIONARY	891,310

ENERGY - (4.43%)
62,500	Canadian Natural Resources Ltd. (Canada)	2,410,000

	TOTAL ENERGY	2,410,000

FINANCIALS - (77.95%)
Banks – (8.77%)
	Commercial Banks – (8.77%)
16,300	ICICI Bank Ltd., ADR (India)	216,627
49,448	State Bank of India Ltd., GDR (India)	2,028,104
177,500	Wells Fargo & Co.	2,527,600

		4,772,331

Diversified Financials – (35.13%)
	Capital Markets – (18.72%)
45,360	Ameriprise Financial, Inc.	929,426
116,200	Bank of New York Mellon Corp.	3,282,650
88,800	Brookfield Asset Management Inc., Class A (Canada)	1,223,664
16,800	Charles Schwab Corp.	260,232
19,420	Goldman Sachs Group, Inc.	2,058,909
92,510	Julius Baer Holding AG (Switzerland)	2,273,045
5,460	T. Rowe Price Group Inc.	157,248

		10,185,174

	Consumer Finance – (5.27%)
196,700	American Express Co.	2,681,021
144,550	First Marblehead Corp. *	186,470

		2,867,491

	Diversified Financial Services – (11.14%)
14,486	Bank of America Corp.	98,794
19,048	JPMorgan Chase & Co.	506,296
100,700	Moody's Corp.	2,308,044
126,700	Oaktree Capital Group LLC, Class A (a)	1,710,450
62,000	RHJ International (Belgium)*	221,728
21,800	Visa Inc., Class A	1,212,080

		6,057,392

		19,110,057

Insurance – (34.05%)
	Life & Health Insurance – (3.36%)
37,133	China Life Insurance Co., Ltd., ADR (China)	1,828,429

	Multi-line Insurance – (6.04%)
148,600	Loews Corp.	3,284,060

	Property & Casualty Insurance – (12.04%)
24,300	ACE Ltd.	981,720
26,500	FPIC Insurance Group, Inc. *	980,897
8,900	Markel Corp. *	2,526,532
153,300	Progressive Corp. (Ohio) *	2,060,352

		6,549,501

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Insurance – (Continued)
Reinsurance – (12.61%)
26,000	Everest Re Group, Ltd.	$1,840,800
140,737	Transatlantic Holdings, Inc.	5,020,089

		6,860,889

		18,522,879

	TOTAL FINANCIALS	42,405,267

INDUSTRIALS - (4.23%)
Commercial & Professional Services – (4.23%)
29,900	D&B Corp.	2,302,300

	TOTAL INDUSTRIALS	2,302,300

MATERIALS - (2.36%)
92,800	Sealed Air Corp.	1,280,640

	TOTAL MATERIALS	1,280,640

	TOTAL COMMON STOCK – (Identified cost $65,567,240)	49,289,517

SHORT TERM INVESTMENTS - (9.31%)
$1,948,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $1,948,012
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $1,986,960)	1,948,000
1,559,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $1,559,006
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $1,590,180)	1,559,000
1,169,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $1,169,004
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $1,192,380)	1,169,000
390,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $390,003
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $397,800)	390,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $5,066,000)	5,066,000

	Total Investments – (99.92%) – (Identified cost $70,633,240) – (b)	54,355,517
	Other Assets Less Liabilities – (0.08%)	45,490

	Net Assets – (100.00%)	$54,401,007

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
*	Non-Income producing security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

(a)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $1,710,450, or 3.14% of the Fund’s net assets as of March 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $70,755,155. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$6,212,779
	Unrealized depreciation	(22,612,417)

	Net unrealized depreciation	$(16,399,638)

Please refer to “Notes to Schedule of Investments” on page 12 for the Fund’s policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (84.58%)
FINANCIALS - (77.05%)
Diversified Financials – (2.19%)
Capital Markets – (2.19%)
20,240	Brookfield Asset Management Inc., Class A (Canada)	$278,907

Real Estate – (74.86%)
Real Estate Investment Trusts (REITs) – (66.13%)
	Diversified REITs – (5.34%)
82,500	Cousins Properties, Inc.	531,300
7,800	Liberty Property Trust	147,732

		679,032

	Industrial REITs – (3.46%)
10,200	AMB Property Corp.	146,880
92,500	DCT Industrial Trust Inc.	293,225

		440,105

	Office REITs – (24.46%)
24,700	Alexandria Real Estate Equities, Inc.	899,080
32,000	Corporate Office Properties Trust	794,560
23,400	Digital Realty Trust, Inc.	776,412
37,900	Douglas Emmett, Inc.	280,081
3,200	Kilroy Realty Corp.	55,008
28,300	SL Green Realty Corp.	305,640

		3,110,781

	Residential REITs – (9.52%)
39,000	American Campus Communities, Inc.	677,040
9,300	Essex Property Trust, Inc.	533,262

		1,210,302

	Retail REITs – (12.37%)
28,900	CBL & Associates Properties, Inc.	68,204
12,500	Federal Realty Investment Trust	575,000
17,624	Simon Property Group, Inc.	610,496
18,700	Taubman Centers, Inc.	318,648

		1,572,348

	Specialized REITs – (10.98%)
86,383	Cogdell Spencer, Inc.	440,553
52,800	Host Hotels & Resorts Inc. *	206,976
26,400	LaSalle Hotel Properties	154,176
26,300	Ventas, Inc.	594,643

		1,396,348

		8,408,916

Real Estate Management & Development – (8.73%)
	Diversified Real Estate Activities – (4.53%)
34,450	St. Joe Co. *	576,693

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Shares	Security	Value
COMMON STOCK - (CONTINUED)
FINANCIALS - (CONTINUED)
Real Estate – (Continued)
	Real Estate Management & Development – (Continued)
	Real Estate Operating Companies – (4.20%)
147,280	Forest City Enterprises, Inc., Class A *	$530,208
37,290	Minerva PLC (United Kingdom)*	3,616

		533,824

		1,110,517

		9,519,433

	TOTAL FINANCIALS	9,798,340

INDUSTRIALS - (7.53%)
Transportation – (7.53%)
22,200	Alexander & Baldwin, Inc.	422,466
8,890	Burlington Northern Santa Fe Corp.	534,734

		957,200

	TOTAL INDUSTRIALS	957,200

	TOTAL COMMON STOCK – (Identified cost $24,739,886)	10,755,540

PREFERRED STOCK - (5.24%)
FINANCIALS - (5.24%)
Real Estate – (5.24%)
Real Estate Investment Trusts (REITs) – (5.24%)
	Industrial REITs – (1.33%)
11,900	AMB Property Corp., 6.75%, Series M	168,623

	Office REITs – (3.17%)
5,700	Digital Realty Trust, Inc., 5.50%, Series D, Cum. Conv. Pfd.	117,740
5,014	Digital Realty Trust, Inc., 8.50%, Series A	87,758
19,930	SL Green Realty Corp., 7.625%, Series C	197,556

		403,054

	Residential REITs – (0.31%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	40,000

	Retail REITs – (0.43%)
8,280	CBL & Associates Properties, Inc., 7.375%, Series D	54,172

	TOTAL FINANCIALS	665,849

	TOTAL PREFERRED STOCK – (Identified cost $685,476)	665,849

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2009 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS - (2.23%)
FINANCIALS - (2.23%)
Real Estate – (2.23%)
Real Estate Investment Trusts (REITs) – (2.23%)
Industrial REITs – (1.72%)
$401,000	Prologis, Conv. Sr. Notes, 2.25%, 04/01/37	$219,046

Office REITs – (0.51%)
104,000	SL Green Realty Corp., 144A Conv. Sr. Notes, 3.00%, 03/30/27 (a)	64,350

	TOTAL FINANCIALS	283,396

	TOTAL CONVERTIBLE BONDS – (Identified cost $259,931)	283,396

SHORT TERM INVESTMENTS - (6.76%)
331,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.22%, 04/01/09, dated 03/31/09, repurchase value of $331,002
	(collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.00%, 07/01/35, total market value $337,620)	331,000
265,000	Citigroup Global Markets, Inc. Joint Repurchase Agreement,
	0.15%, 04/01/09, dated 03/31/09, repurchase value of $265,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-6.525%, 04/01/18-03/01/39, total market value $270,300)	265,000
198,000	Goldman, Sachs & Co. Joint Repurchase Agreement,
	0.12%, 04/01/09, dated 03/31/09, repurchase value of $198,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-8.50%, 04/01/15-03/01/39, total market value $201,960)	198,000
66,000	Mizuho Securities USA, Inc., Joint Repurchase Agreement,
	0.30%, 04/01/09, dated 03/31/09, repurchase value of $66,001
	(collateralized by: U.S. Government obligation in a pooled cash account, 3.875%, 09/15/10, total market value $67,320)	66,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $860,000)	860,000

	Total Investments – (98.81%) – (Identified cost $26,545,293) – (b)	12,564,785
	Other Assets Less Liabilities – (1.19%)	151,356

	Net Assets – (100.00%)	$12,716,141

*	Non-Income producing security.
(a)

This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $64,350, or 0.51% of the Fund's net assets, as of March 31, 2009.

(b)	Aggregate cost for federal income tax purposes is $26,560,362. At March 31, 2009 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$104,598
	Unrealized depreciation	(14,100,175)

	Net unrealized depreciation	$(13,995,577)

Please refer to "Notes to Schedule of Investments" on page 12 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2009 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements - The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value of assets and liabilities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

Valuation inputs
Level 1 – Quoted Prices	$252,322,587	$43,056,190	$11,300,032
Level 2 – Other Significant Observable Inputs	42,995,092	11,299,327	1,264,753
Level 3 – Significant Unobservable Inputs	–	–	–
Total	$295,317,679	$54,355,517	$12,564,785

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: May 29, 2009

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: May 29, 2009